PENSION PLAN - Employee Benefit Obligations (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Net employee benefit (assets) obligations	$ (8)
Net employee benefit (assets) obligations		$ 9
Registered Plans
Disclosure of defined benefit plans [line items]
Net employee benefit (assets) obligations	(23)	(5)
Supplemental Plan
Disclosure of defined benefit plans [line items]
Net employee benefit (assets) obligations	$ 15	$ 14